Cover	12 Months Ended
Mar. 31, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-40306
Entity Registrant Name	UTime Limited
Entity Central Index Key	0001789299
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7th Floor
Entity Address, Address Line Two	Building 5A
Entity Address, Address Line Three	Shenzhen Software Industry Base
Entity Address, City or Town	Nanshan District
Entity Address, Country	CN
Entity Address, Postal Zip Code	518061
Title of 12(b) Security	Class A ordinary shares, par value US$ $5.00 per share
Trading Symbol	FXHO
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,692,423
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6783
Auditor Name	Assentsure PAC
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7th Floor
Entity Address, Address Line Two	Building 5A
Entity Address, Address Line Three	Shenzhen Software Industry Base
Entity Address, City or Town	Nanshan District
Entity Address, Country	CN
Entity Address, Postal Zip Code	518061
City Area Code	(86)
Local Phone Number	755 86512266
Contact Personnel Name	Hengcong Qiu